Earnings per Share - Profit or Loss and Weighted Average Number of Shares Used in Calculation of Earnings per Share (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Profit/(loss) for the year attributable to the shareholders of the Company from continuing operations	¥ (47,472)	¥ (4,094)	¥ 8,091
(Loss)/profit for the year attributable to the shareholders of the Company from discontinued operations	584	376	(13)
Total profit/(loss) for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	¥ (46,888)	¥ (3,718)	¥ 8,078
Weighted average number of common and class A shares for basic earnings per share	239,142,707	238,074,806	220,945,548
Stock options			16,559,789
Employee Stock Ownership Plan (J-ESOP)			47,369
Convertible bonds with stock acquisition rights			0
Weighted average number of total common shares	239,142,707	238,074,806	237,552,706
Common shares [member]
Earnings per share [line items]
Weighted average number of common and class A shares for basic earnings per share	240,824,713	239,761,603	221,405,391
Treasury shares [member]
Earnings per share [line items]
Weighted average number of common and class A shares for basic earnings per share	(1,682,006)	(1,686,797)	(459,843)